Business Segments	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Business Segments
Business Segments
Our operations are located in the United States and are organized into three reporting segments: Natural Gas Services; NGL Logistics; and Wholesale Propane Logistics.
Natural Gas Services — Our Natural Gas Services segment provides services that include gathering, compressing, treating, processing, transporting and storing natural gas, and fractionating NGLs. The segment consists of our 80% interest in the Eagle Ford system, 100% owned Eagle Plant, East Texas system, Southeast Texas system, Michigan system, Northern Louisiana system, Southern Oklahoma system, Wyoming system, 75% interest in the Piceance system, 40% interest in Discovery, and the DJ Basin system.
NGL Logistics — Our NGL Logistics segment provides services that include transportation, storage and fractionation of NGLs. The segment consists of the NGL storage facility in Michigan, our 20% interest in the Mont Belvieu 1 fractionator, our 12.5% interest in the Mont Belvieu Enterprise fractionator, the Black Lake and Wattenberg interstate NGL pipelines, the DJ Basin NGL fractionators in Colorado, the Seabreeze and Wilbreeze intrastate NGL pipelines, our 33.33% interest in the Front Range interstate NGL pipeline, and our 10% interest in the Texas Express intrastate NGL pipeline.
Wholesale Propane Logistics — Our Wholesale Propane Logistics segment provides services that include the receipt of propane by pipeline, rail or ship to our terminals that store and deliver the product to distributors. The segment consists of six owned rail terminals, one owned marine terminal, one leased marine terminal, one pipeline terminal and access to several open-access pipeline terminals.
These segments are monitored separately by management for performance against our internal forecast and are consistent with internal financial reporting. These segments have been identified based on the differing products and services, regulatory environment and the expertise required for these operations. Gross margin is a performance measure utilized by management to monitor the business of each segment.

The following tables set forth our segment information:
Year Ended December 31, 2013:

	Natural Gas Services (d)	NGL Logistics	Wholesale Propane Logistics	Other	Total
	(Millions)
Total operating revenue	$2,598	$73	$380	$—	$3,051
Gross margin (a)	$501	$72	$52	—	$625
Operating and maintenance expense	(184)	(16)	(15)	—	(215)
Depreciation and amortization expense	(87)	(6)	(2)	—	(95)
General and administrative expense	—	—	—	(63)	(63)
Other expense	(1)	(3)	(4)	—	(8)
Earnings from unconsolidated affiliates	1	32	—	—	33
Interest expense	—	—	—	(52)	(52)
Income tax expense (b)	—	—	—	(8)	(8)
Net income (loss)	$230	$79	$31	$(123)	$217
Net income attributable to noncontrolling interests	(17)	—	—	—	(17)
Net income (loss) attributable to partners	$213	$79	$31	$(123)	$200
Non-cash derivative mark-to-market (c)	$(36)	$—	$(1)	$1	$(36)
Non-cash lower of cost or market adjustments	$2	$—	$2		$4
Capital expenditures	$334	$24	$5	$—	$363
Acquisition expenditures	$696	$86	$—	$—	$782
Investments in unconsolidated affiliates	$133	$109	$—	$—	$242
Year Ended December 31, 2012:

	Natural Gas Services (d)	NGL Logistics	Wholesale Propane Logistics	Other	Total
	(Millions)
Total operating revenue	$2,345	$64	$415	$—	$2,824
Gross margin (a)	$503	$64	$42	$—	$609
Operating and maintenance expense	(166)	(16)	(15)	—	(197)
Depreciation and amortization expense	(83)	(6)	(2)	—	(91)
General and administrative expense	—	—	—	(75)	(75)
Earnings from unconsolidated affiliates	15	11	—	—	26
Interest expense	—	—	—	(42)	(42)
Income tax expense (b)	—	—	—	(1)	(1)
Net income (loss)	$269	$53	$25	$(118)	$229
Net income attributable to noncontrolling interests	(13)	—	—	—	(13)
Net income (loss) attributable to partners	$256	$53	$25	$(118)	$216
Non-cash derivative mark-to-market (c)	$20	$—	$1	$—	$21
Capital expenditures	$468	$12	$4	$—	$484
Acquisitions net of cash acquired	$715	$30	$—	$—	$745
Investments in unconsolidated affiliates	$115	$43	$—	$—	$158

Year Ended December 31, 2011:

	Natural Gas Services (d)	NGL Logistics	Wholesale Propane Logistics	Other	Eliminations (f)	Total
	(Millions)
Total operating revenue	$3,102	$57	$633	$—	$(2)	$3,790
Gross margin (a)	$532	$52	$51	$—	$—	$635
Operating and maintenance expense	(161)	(16)	(15)	—	—	(192)
Depreciation and amortization expense	(124)	(8)	(3)	—	—	(135)
General and administrative expense	—	—	—	(76)	—	(76)
Earnings from unconsolidated affiliates	23	—	—	—	—	23
Other operating income	—	1	—	—	—	1
Interest expense	—	—	—	(34)	—	(34)
Income tax expense (b)	—	—	—	(1)	—	(1)
Net income (loss)	270	29	33	(111)	—	221
Net income attributable to noncontrolling interests	(30)	—	—	—	—	(30)
Net income (loss) attributable to partners	$240	$29	$33	$(111)	$—	$191
Non-cash derivative mark-to-market (c)	$42	$—	$—	$(2)	$—	$40
Capital expenditures	$372	$9	$4	$—	$—	$385
Acquisitions net of cash acquired	$122	$30	$—	$—	$—	$152
Investments in unconsolidated affiliates	$8	$—	$—	$—	$—	$8

	December 31,
	2013	2012	2011
	(Millions)
Segment long-term assets:
Natural Gas Services (d)	$3,303	$2,748	$2,214
NGL Logistics	555	340	250
Wholesale Propane Logistics	106	105	104
Other (e)	100	84	14
Total long-term assets	4,064	3,277	2,582
Current assets (d)	503	368	373
Total assets	$4,567	$3,645	$2,955

(a)
Gross margin consists of total operating revenues, including commodity derivative activity, less purchases of natural gas, propane and NGLs. Gross margin is viewed as a non-GAAP measure under the rules of the SEC, but is included as a supplemental disclosure because it is a primary performance measure used by management as it represents the results of product sales versus product purchases. As an indicator of our operating performance, gross margin should not be considered an alternative to, or more meaningful than, net income or cash flow as determined in accordance with GAAP. Our gross margin may not be comparable to a similarly titled measure of another company because other entities may not calculate gross margin in the same manner.

(b)
For the year ended December 31, 2011, income tax expense relates primarily to the Texas margin tax and the Michigan business tax. The Michigan business tax was repealed in 2012; accordingly, income tax expense for the years ended December 31, 2013 and 2012 relates primarily to the Texas margin tax.

(c)	Non-cash commodity derivative mark-to-market is included in segment gross margin, along with cash settlements for our commodity derivative contracts.

(d)
The segment information as of and for the years ended December 31, 2013, 2012 and 2011, includes the results of our Lucerne 1 plant, our 80% interest in the Eagle Ford system and our 100% interest in Southeast Texas. Transfers of net assets between entities under common control are accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information, similar to the pooling method.

(e)	Other long-term assets not allocable to segments consist of unrealized gains on derivative instruments, corporate leasehold improvements and other long-term assets.

(f)	Represents intersegment revenues consisting of sales of NGLs by Marysville in our NGL Logistics segment to our Wholesale Propane Logistics segment.